INCOME TAXES	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES

The Tax Cuts and Jobs Act (the “TCJA”) was enacted on December 22, 2017. The TCJA, among other things, contains significant changes to corporate taxation, including reduction of the corporate tax rate from a top marginal rate of 35% to a flat rate of 21%, effective as of January 1, 2018; limitation of the tax deduction for interest expense; limitation of the deduction for net operating losses to 80% of current year taxable income and elimination of net operating loss carrybacks, in each case, for losses arising in taxable years beginning after December 31, 2017 (though any such tax losses may be carried forward indefinitely).

For the years ended December 31, 2018 and 2017 there was no provision for income taxes and deferred tax assets have been entirely offset by valuation allowances.

As of December 31, 2018, the Company has net operating loss carry forwards of approximately $14,442,460. The Company's net operating loss carry forwards may be subject to annual limitations if the Company experiences a change of ownership as defined in Section 382 of the Internal Revenue Code.  The Company has not conducted a study to determine if a change of ownership has occurred.

At December 31, 2018 and 2017 the Company has not recorded any liability for uncertain tax positions.

The tax effect of significant components of the Company's deferred tax assets and liabilities at December 31, 2018 and 2017, are as follows:

	Year ended December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforward	$3,158,471	$2,473,817
Book to tax difference – intangible assets	(45,206)	22,779
Stock option expense	—	88,553
Accounts receivable	67,512	—
Total gross deferred tax assets	3,180,777	2,585,149
Less: Deferred tax asset valuation allowance	(3,180,777)	(2,585,149)
Total net deferred tax assets	$—	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets for 2018 and 2017 were fully offset by a 100% valuation allowance. The change in the valuation allowance was an increase of approximately $596,000 and a decrease of approximately $528,000 for the years December 31, 2018 and 2017, respectively. The Company recorded a tax benefit for discontinued operations of $241,412 and $159,138 offset by a similar valuation allowance for the years December 31, 2018 and 2017, respectively.

For the years ended December 31, the provision for income taxes differs from the expected tax provision computed by applying the U.S. federal statutory rate to loss before taxes as a result of the following:

	2018		2017
	Amount	Rate	Amount	Rate
Federal tax expense (benefit) at the statutory rate from continuing operations	$(867,576)	-21.00%	(873,700)	-34.00%
State tax benefit, net of federal income tax benefit	(33,819)	-0.82%	(86,193)	-3.35%

Federal deferred tax expense	(2,640)	-0.06%	(27,427)	-1.07%
State deferred tax expense	2,791	0.07%	(25,000)	-0.97%
Effect of true up	16,906	0.41%	—	—
Effect of tax rate change	341,358	8.26%	1,305,477	50.80%
Non-deductible expenses	189,274	4.58%	242,434	9.43%
Change in valuation allowance	353,706	8.56%	(535,592)	-20.84%
Total - continuing operations	—	—	—	—

Federal tax expense (benefit) at the statutory rate from discontinued operations	(229,478)	-21.00%	(144,293)	-34.00%
State tax benefit, net of federal income tax benefit	(11,934)	-1.09%	(14,845)	-3.50%

Change in valuation allowance	241,412	22.09%	159,138	37.50%
Total - discontinued operations	—	—	—	—

Total	$—	—	—	—

	Year ended December 31,
	2018	2017
Current
Federal	$(678,302)	$(654,652)
State	(36,459)	(70,454)
	(714,761)	(725,106)
Deferred
Federal	358,264	(66,437)
State	2,791	(7,093)
	361,055	(73,530)
Total	$(353,706)	$(798,636)

Income taxes from continuing operations before valuation
Allowance	$(353,706)	$($798,636)
Change in valuation allowance	353,706	798,636
Total	$—	$—

Discontinued Operations
Current
Federal	$(229,478)	$(144,293)
State	(11,953)	(14,845)
	(241,412)	(159,138)
Deferred
Federal	—	—
State	—	—
	—	—
Total	$(241,412)	$(159,138)

Income tax benefit from continuing operations before valuation allowance	(241,412)	—
Allowance		—
Change in valuation allowance	241,412	159,138
Total	$—	$—